Schedule II - Shenzhen Jifu Communication Technology Co., Ltd (Balance Sheets) (Details)	Mar. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Mar. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2013 Shenzhen Jifu Communication Technology Co., Ltd [Member] CNY	Jul. 04, 2013 Shenzhen Jifu Communication Technology Co., Ltd [Member] USD ($)	Dec. 31, 2012 Shenzhen Jifu Communication Technology Co., Ltd [Member] USD ($)
Current assets:
Cash and cash equivalents	$ 87,847	$ 431,707	$ 308,680	$ 98,739	$ 615,208		$ 60,449	$ 40,132
Trade accounts receivable	2,095,680	1,662,760		19,309			1,392,440
Other receivables, net	2,409,968	431,824		5,615			332,409
Inventories	936,141	2,101,585		348			664
Total Current Assets	5,769,582	4,817,375		136,270			1,785,962
Non-current Assets
Property, plant and equipment, net	84,285	92,393		90,375			23,301
TOTAL ASSETS	7,594,303	6,650,204		226,645			1,809,263
Current liabilities:
Accounts payable	1,274,580	2,814,906		76,594			290,830
Other payables and accrued expenses	1,293,731	1,247,549		109,147			608,174
Other taxes payables		319					57,208
Total Current Liabilities	5,640,619	4,856,024		874,592			956,212
Total Liabilities	6,463,616	5,625,550		1,209,689			956,212
Stockholders' equity:
Registered capital						3,000,000	362,472
Retained earnings	(1,613,522)	(1,712,498)		(1,207,650)			383,074
Accumulated other comprehensive income (loss)	(142,539)	(149,596)		33,044			107,505
Total Shareholders' (Deficit) Equity	1,130,687	1,024,654		(983,044)	(609,970)		853,051
TOTAL LIABILITIES AND SHAREHOLDERS' DEFICIT	$ 7,594,303	$ 6,650,204		$ 226,645			$ 1,809,263